STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.9%
Australia - 6.6%
ANZ Group Holdings Ltd.	4,412		65,579
Aurizon Holdings Ltd.	139,327		322,171
BHP Group Ltd.	10,113		277,486
National Australia Bank Ltd.	16,945		285,164
SEEK Ltd.	8,000		121,793
Sonic Healthcare Ltd.	3,422		78,219
Suncorp Group Ltd.	4,791		41,267
Wesfarmers Ltd.	25,170		779,283
Westpac Banking Corp.	6,692		89,741
Woodside Energy Group Ltd.	1,842		40,844
			2,101,547
Belgium - .4%
Proximus SADP	17,064		132,761
Brazil - .7%
Cia Siderurgica Nacional SA	88,190		211,727
Canada - 8.8%
BCE, Inc.	1,535		69,247
Canadian Imperial Bank of Commerce	5,586		230,312
Enbridge, Inc.	13,527		476,210
Great-West Lifeco, Inc.	13,547		383,507
IGM Financial, Inc.	11,601		340,809
Keyera Corp.	9,621		214,745
Manulife Financial Corp.	16,267		301,374
Power Corporation of Canada	6,162		159,508
The Bank of Nova Scotia	4,765		230,159
The Toronto-Dominion Bank	7,328		414,794
			2,820,665
China - 6.7%
Alibaba Group Holding Ltd., ADR	2,541	[a]	202,137
Bank of China Ltd., Cl. H	654,580		256,160
Cosco Shipping Holdings Co. Ltd., Cl. H	177,650		156,360
Industrial & Commercial Bank of China Ltd., Cl. H	179,860		96,131
JD.com, Inc., Cl. A	371		6,024
Lenovo Group Ltd.	201,070		188,187
Meituan, Cl. B	923	[a,b]	12,944
Ping An Insurance Group Company of China Ltd., Cl. H	24,030		152,706
Shenzhou International Group Holdings Ltd.	6,300		50,862

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
China - 6.7% (continued)
Sinopharm Group Co. Ltd., Cl. H	62,000		202,924
Sinotruk Hong Kong Ltd.	97,210		137,394
Tencent Holdings Ltd.	10,130		401,499
Zhejiang Expressway Co. Ltd., Cl. H	367,050		271,624
			2,134,952
Czech Republic - 2.1%
CEZ AS	15,269	[a]	687,030
Finland - 2.2%
Fortum OYJ	13,488		180,042
Nordea Bank Abp	47,477		470,793
Sampo OYJ, Cl. A	1,091		50,171
			701,006
France - 5.4%
AXA SA	29,787		848,330
Bouygues SA	2,416		77,699
Credit Agricole SA	4,107		47,247
Engie SA	3,342		50,381
Eutelsat Communications SA	15,719	[c]	99,813
Orange SA	893		10,658
Sanofi	2,904		294,975
TotalEnergies SE	5,362		302,914
			1,732,017
Germany - 4.9%
Allianz SE	1,131		241,808
Bayer AG	3,291		183,450
Covestro AG	2,914	[a,b]	112,361
Deutsche Post AG	12,355		555,289
Mercedes-Benz Group AG	4,122		307,689
SAP SE	1,386		181,086
			1,581,683
Greece - 1.9%
OPAP SA	34,673		592,629
Hong Kong - 1.2%
China Medical System Holdings Ltd.	110,250		154,706
New World Development Co. Ltd.	27,000		64,390
PCCW Ltd.	326,880		166,898
			385,994
Israel - .5%
Bank Leumi Le-Israel BM	9,729		68,257
ICL Group Ltd.	16,338		89,039
			157,296
Italy - 2.4%
Enel SPA	21,096		132,304
Eni SPA	39,674		530,012

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
Italy - 2.4% (continued)
Poste Italiane SPA	9,856	[b]	102,663
			764,979
Japan - 13.3%
AGC, Inc.	4,500		162,296
Aisin Corp.	6,100		175,014
Canon, Inc.	9,290		230,217
Chugai Pharmaceutical Co. Ltd.	1,600		43,034
Honda Motor Co. Ltd.	11,510		327,058
ITOCHU Corp.	4,820		162,686
Japan Tobacco, Inc.	14,600		318,096
Marubeni Corp.	19,700		280,404
Mitsubishi Corp.	3,880		154,963
MS&AD Insurance Group Holdings, Inc.	7,810		267,812
Nintendo Co. Ltd.	3,800		161,155
Otsuka Corp.	4,860		182,910
Sumitomo Corp.	24,530		462,593
Takeda Pharmaceutical Co. Ltd.	20,200		640,956
Tokyo Electron Ltd.	5,130		700,393
			4,269,587
Malaysia - .1%
British American Tobacco Malaysia Bhd	13,190		29,319
Malta - .0%
Lighthouse Properties PLC	4,955		1,572
Mexico - 1.1%
Grupo Mexico SAB de CV, Ser. B	79,800		355,940
Netherlands - 1.7%
ASML Holding NV	572		409,956
Koninklijke Philips NV	4,871		92,192
Randstad NV	829		40,761
			542,909
New Zealand - 2.1%
Spark New Zealand Ltd.	216,923		673,749
Norway - .5%
Mowi ASA	7,250		124,487
Telenor ASA	2,195		22,555
			147,042
Philippines - .1%
Manila Electric Co.	6,580		38,237
Poland - .9%
Powszechny Zaklad Ubezpieczen SA	31,595		288,108
Qatar - .8%
Industries Qatar Qsc	77,198		253,982
Singapore - .1%
DBS Group Holdings Ltd.	1,351		30,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.9% (continued)
South Africa - .9%
Anglo American Platinum Ltd.	2,115		122,045
Kumba Iron Ore Ltd.	6,272		137,466
Resilient REIT Ltd.	10,330		20,996
Vodacom Group Ltd.	3,816		21,358
			301,865
South Korea - 1.4%
LG Display Co., Ltd.	4,894		57,860
Samsung Electronics Co. Ltd.	7,467		400,067
			457,927
Spain - 1.9%
ACS Actividades de Construccion y Servicios SA	7,622		254,880
Endesa SA	6,706		144,749
Telefonica SA	50,700		215,393
			615,022
Sweden - 1.4%
Hennes & Mauritz AB, Cl. B	16,978		212,624
Industrivarden AB, Cl. C	3,286	[c]	88,581
Telia Co. AB	67,212		156,470
			457,675
Switzerland - 7.6%
Nestle SA	3,999		474,585
Novartis AG	4,518		434,549
Partners Group Holding AG	332		300,500
Roche Holding AG	802		254,124
Swiss Re AG	5,695		572,075
Zurich Insurance Group AG	874		409,903
			2,445,736
Taiwan - 7.0%
ASE Technology Holding Co. Ltd.	49,000		177,199
Asia Cement Corp.	55,700	[a]	79,652
Asustek Computer, Inc.	20,550	[a]	203,870
Catcher Technology Co. Ltd.	31,940		192,785
China Steel Corp.	11,300	[a]	10,651
MediaTek, Inc.	10,000		245,642
Micro-Star International Co. Ltd.	26,510	[a]	142,800
Nan Ya Plastics Corp.	34,750		87,810
Pegatron Corp.	44,430		108,819
Quanta Computer, Inc.	39,140		148,112
Realtek Semiconductor Corp.	13,990		173,411
Taiwan Semiconductor Manufacturing Co. Ltd.	30,990		559,754
Uni-President Enterprises Corp.	2,020	[a]	4,883

Description		Shares		Value ($)
Common Stocks - 94.9% (continued)
Taiwan - 7.0% (continued)
United Microelectronics Corp.		71,300	[a]	119,698
				2,255,086
Thailand - .0%
BTS Group Holdings PCL		22,650		4,616
Turkey - 1.1%
Ford Otomotiv Sanayi AS		12,242		337,040
United Arab Emirates - .6%
Dubai Islamic Bank PJSC		40,640		58,139
Emirates Telecommunications Group Co. PJSC		20,043		125,934
				184,073
United Kingdom - 8.5%
abrdn PLC		98,927		245,331
Anglo American PLC		3,702		102,446
BP PLC		49,243		277,204
British American Tobacco PLC		15,606		495,011
GSK PLC		26,953		452,430
Imperial Brands PLC		30,129		636,607
Persimmon PLC		13,967		209,301
Shell PLC		2,698		74,811
SSE PLC		3,670		86,069
Taylor Wimpey PLC		107,354		152,916
				2,732,126
Total Common Stocks (cost $28,082,801)				30,426,007

Exchange-Traded Funds - 1.4%
United States - 1.4%
iShares MSCI EAFE ETF (cost $478,746)		6,495	[c]	459,002
	Preferred Dividend Yield (%)
Preferred Stocks - .9%
Brazil - .7%
Braskem SA, Cl. A	7.14	11,700	[a]	51,982
Gerdau SA	13.21	35,802		170,214
				222,196
South Korea - .2%
Samsung Electronics Co. Ltd.	2.36	1,626		71,573
Total Preferred Stocks (cost $342,897)				293,769

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $20,523)	5.19	20,523	[d]	20,523

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $104,462)	5.19	104,462	[d]	104,462
Total Investments (cost $29,029,429)		97.6%		31,303,763
Cash and Receivables (Net)		2.4%		770,685
Net Assets		100.0%		32,074,448

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $227,968 or .71% of net assets.

c Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $639,646 and the value of the collateral was $670,662, consisting of cash collateral of $104,462 and U.S. Government & Agency securities valued at $566,200. In addition, the value of collateral may include pending sales that are also on loan.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	3,590,469	26,835,538	††	-	30,426,007
Equity Securities - Preferred Stocks	222,196	71,573	††	-	293,769
Exchange-Traded Funds	459,002	-		-	459,002
Investment Companies	124,985	-		-	124,985

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized appreciation on investments was $2,274,334, consisting of $5,152,423 gross unrealized appreciation and $2,878,089 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.